                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4718

                         Van Kampen Tax Free Money Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices)    (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/03

Item 1. Report to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Tax Free Money Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2003.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

       An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation nor any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Fund Report

FOR THE SIX MONTHS ENDED DECEMBER 31, 2003

Van Kampen Tax Free Money Fund is managed by the adviser's Money Market team.(1) Current members include Michael Bird, portfolio manager.

MARKET CONDITIONS

The six months ended December 31, 2003 was a period of record low yields in the municipal money market. After its second rate cut of the year on June 25, the Federal Reserve Open Market Committee (the Fed) indicated that it intended to remain in an accommodative stance through the end of the year in an attempt to get the economy back on solid footing. The short end of the yield curve was largely flat through much of the year, though it inverted in the last quarter of the period as demand for short-dated paper pushed down short-term yields. Yields on municipal money market paper were attractive relative to taxable instruments. Among one-year maturities the ratio to taxable yields exceeded 90 percent for much of the year and for overnight paper the ratio at times rose above 100 percent.

Accommodative monetary policy appeared to have an effect as corporate profits and overall Gross Domestic Product (GDP) growth began to show signs of life. These improvements were reflected in the credit ratings of many municipalities as the general trend toward widespread credit downgrades slowed later in the period. Many states benefited from a combination of increased economic activity and one-time measures, such as tobacco bond receipts and short-term refinancings, that helped lessen their budget gaps. New York and California continued to lead the country in both issuance and deficits, with California experiencing downgrades in its general obligations from both Standard & Poor's and Moody's.

Against this backdrop, the issuance of traditional (or fixed-rate) notes rose considerably in 2003. Rising deficits led many issuers to turn to the capital markets as a means of financing budget gaps. The low levels of interest rates were an additional incentive, as many state and local issuers moved to lock in lower financing and in some cases, lower refinancing costs. Overall municipal issuance for calendar year 2003 exceeded the record levels of 2002, setting a new all-time high.

PERFORMANCE ANALYSIS

For the six-month period ended December 31, 2003, the fund provided a total return of 0.09 percent. For the seven-day period ended December 31, the portfolio provided an annualized yield of 0.26 percent. The yield reflects the current earnings of the fund more closely than the total return calculation. Total return assumes reinvestment of all distributions. Past performance is no guarantee of future results.

(1)Team members may change without notice at any time.

As the economy began to show some promising signs of life, we believed that the next significant movement by the Fed might be to increase interest rates. This concern led us to trim the portfolio's duration (a measure of interest-rate sensitivity) in anticipation of reinvesting cash in securities with higher yields. This strategy also helped to boost liquidity in order to protect the fund from any potential damage from investors seeking to reallocate assets into the surging equity market.

In keeping with our long-term approach, we continued to keep the fund's credit quality high in order to avoid undue credit risk. Our purchases were limited to securities from the most highly-rated issuers (generally those rated SP-1/MIG1 or higher by nationally recognized rating agencies). We focused on bonds that offered both liquidity and yields that matched our conservative investment profile.

The fund also continued to benefit from its relatively small asset base. Unlike larger funds, which generally invest in more widely followed issuers, the fund is able to take advantage of compelling values among smaller, high-quality bonds that are not as widely followed. These bonds are often more attractively priced because the universe of buyers is relatively small. As a result, the bonds offer the benefit of better value, while still being highly liquid. We capitalized on this size advantage during the period by purchasing a small block of high-quality Virginia State Resources Authority Revenue bonds at what we believed to be attractive yields.

ANNUAL HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                                               BY THE NUMBERS

YOUR FUND'S INVESTMENTS

December 31, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                                    DISCOUNT
                                                                    YIELD ON
PAR                                                                  DATE OF
AMOUNT                                                  MATURITY   PURCHASE OR    AMORTIZED
(000)     DESCRIPTION                                     DATE     COUPON RATE      COST
          MUNICIPAL BONDS  100.2%
          7 DAY FLOATERS  50.7%
$  500    Florida Gulf Coast Univ Fndtn Ser A (LOC:
          Wachovia Bank)..............................  01/01/04      1.250%     $   500,000
 1,500    Floyd Cnty, GA Dev Auth Rev Berry College
          Inc Proj (LOC: SunTrust Bank)...............  01/07/04      1.200        1,500,000
 1,000    Franklin Cnty, TN Hlth & Ed Fac Univ of the
          South (LOC: SunTrust Bank)..................  01/07/04      1.200        1,000,000
 1,400    Franklin, WI Solid Waste Mgmt Disp Inc Proj
          (LOC: Wachovia Bank)........................  01/01/04      1.300        1,400,000
 1,000    Fulton Cnty, GA Dev Auth Rev Pace Academy
          Inc Proj (LOC: Bank of America).............  01/01/04      1.250        1,000,000
 1,000    Gibson Cnty, IN Pollutn Ctl Rev Toyota Mtr
          Mfg Proj Ser A..............................  01/07/04      1.130        1,000,000
   500    Illinois Dev Fin Auth Rev Roosevelt Univ
          Proj (LOC: American Natl Bank & Trust of
          Chicago)....................................  01/07/04      1.200          500,000
 1,000    Illinois Dev Fin Auth Rev Roosevelt Univ Ser
          1995 (LOC: American Natl Bank & Trust of
          Chicago)....................................  01/07/04      1.200        1,000,000
 1,515    Loudoun Cnty, VA Indl Dev Auth Falcons
          Landing Proj Rfdg (LOC: Bank of Scotland)...  01/07/04      1.100        1,515,000
 1,400    North Miami, FL Ed Fac Rev Miami Cntry Day
          Sch Proj (LOC: Bank of America).............  01/01/04      1.300        1,400,000
   765    Quad Cities, IL Regl Econ Dev Auth IL Indl
          Dev Rev Seaberg Inds Inc Proj (LOC: Wells
          Fargo Bank).................................  01/01/04      1.450          765,000
 1,500    Rhode Island St Student Ln Auth Ser 2 (LOC:
          State Street Bank & Trust Co.)..............  01/07/04      1.160        1,500,000
 1,500    Washington St Hsg Fin Comm Multi-Family Mtg
          Rev (LOC: Harris Trust & Savings Bank)......  01/06/04      1.280        1,500,000
                                                                                 -----------
          TOTAL 7 DAY FLOATERS (B)............................................    14,580,000
                                                                                 -----------

See Notes to Financial Statements                                              3

YOUR FUND'S INVESTMENTS

December 31, 2003 (Unaudited)

                                                                    DISCOUNT
                                                                    YIELD ON
PAR                                                                  DATE OF
AMOUNT                                                  MATURITY   PURCHASE OR    AMORTIZED
(000)     DESCRIPTION                                     DATE     COUPON RATE      COST
          DAILY VARIABLE RATE SECURITIES  21.2%
$1,000    Delaware Cnty, PA Indl Dev Auth Dates United
          Parcel Svc Proj.............................  01/02/04      1.140%     $ 1,000,000
 1,300    Detroit, MI Sew Disp Rev (FSA Insd).........  01/02/04      1.300        1,300,000
   900    Iowa Fin Auth Rev Burlington Med Ctr (FSA
          Insd).......................................  01/02/04      1.320          900,000
 1,600    Iowa Fin Auth Priv Coll Rev Drake Univ Proj
          (LOC: Wells Fargo Bank).....................  01/02/04      1.320        1,600,000
 1,300    Uinta Cnty, WY Pollutn Ctl Rev Chevron USA
          Inc Proj....................................  01/02/04      1.300        1,300,000
                                                                                 -----------
          TOTAL DAILY VARIABLE RATE SECURITIES (B)............................     6,100,000
                                                                                 -----------

          BONDS/NOTES  28.3%
   515    Cobb Cnty, GA Solid Waste Mgmt Auth.........  01/01/04      6.000          515,000
   400    College Charleston SC Higher Ed Ser D (MBIA
          Insd).......................................  04/01/04      2.000          400,935
   285    Kentucky Econ Dev Fin Auth Med Ctr Rev &
          Impt Ashland Hosp Corp Rfdg (FSA Insd)......  02/01/04      5.000          285,942
   600    Metro Govt Nashville & Davidson.............  05/15/04      5.000          608,824
 1,025    Midwest City, OK (FGIC Insd)................  02/01/04      5.000        1,028,476
 1,240    North Harris Montgomery Cmnty...............  02/15/04      3.750        1,244,179
   265    Northern Wells, IN Cmnty Sch Bldg First Mtg
          Rfdg........................................  01/10/04      2.000          265,052
   425    San Antonio, TX Elec & Gas Rev Sys..........  02/01/04      5.000          426,392
 1,135    Seattle, WA Mun Lt & Pwr Rev Impt (FSA
          Insd).......................................  03/01/04      5.250        1,142,869
 1,400    Texas St Tax & Rev Antic Nts................  08/31/04      2.000        1,407,626
   500    Virginia St Res Auth Infrastr Revs..........  05/01/04      3.000          503,192
   300    Wichita, KS Sales Tax.......................  04/01/04      4.000          302,069
                                                                                 -----------
          TOTAL BONDS/NOTES...................................................     8,130,556
                                                                                 -----------

TOTAL INVESTMENTS  100.2% (A).................................................    28,810,556
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.2%).................................       (54,404)
                                                                                 -----------

NET ASSETS  100.0%............................................................   $28,756,152
                                                                                 ===========

 4                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

December 31, 2003 (Unaudited)

(a) At December 31, 2003, cost is identical for both book and federal income tax purposes.

(b) Securities include a put feature allowing the fund to periodically put the securities back to the issuer at amortized cost on specified put dates. The interest rates shown represent the current interest rates earned by the Fund based on the most recent reset date.

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

LOC--Letter of Credit

MBIA--Municipal Bond Investors Assurance Corp.

See Notes to Financial Statements                                              5

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
December 31, 2003 (Unaudited)

ASSETS:
Total Investments, at amortized cost which approximates
  market value..............................................  $28,810,556
Receivables:
  Interest..................................................      134,133
  Fund Shares Sold..........................................       10,870
Other.......................................................      106,960
                                                              -----------
    Total Assets............................................   29,062,519
                                                              -----------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       77,019
  Distributor and Affiliates................................       19,595
  Custodian Bank............................................       16,083
  Income Distributions......................................          715
Trustees' Deferred Compensation and Retirement Plans........      149,763
Accrued Expenses............................................       43,192
                                                              -----------
    Total Liabilities.......................................      306,367
                                                              -----------
NET ASSETS..................................................  $28,756,152
                                                              ===========
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $28,757,050
Accumulated Net Realized Loss...............................         (898)
                                                              ===========
NET ASSETS (Equivalent to $1.00 per share for 28,775,302
  shares outstanding).......................................  $28,756,152
                                                              ===========

 6                                             See Notes to Financial Statements

Statement of Operations
For the Six Months Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $159,711
Other.......................................................        15
                                                              --------
  Total Income..............................................   159,726
                                                              --------
EXPENSES:
Investment Advisory Fee.....................................    80,167
Distribution (12b-1) and Service Fees.......................    40,084
Shareholder Services........................................    25,103
Registration and Filing Fees................................    17,228
Shareholder Reports.........................................    10,982
Trustees' Fees and Related Expenses.........................    10,178
Legal.......................................................     7,075
Custody.....................................................     3,058
Other.......................................................    18,925
                                                              --------
  Total Expenses............................................   212,800
  Investment Advisory Fee Reduction.........................    80,167
                                                              --------
  Net Expenses..............................................   132,633
                                                              --------
NET INVESTMENT INCOME.......................................  $ 27,093
                                                              ========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 27,093
                                                              ========

See Notes to Financial Statements                                              7

Statements of Changes in Net Assets
(Unaudited)

                                                           SIX MONTHS ENDED      YEAR ENDED
                                                           DECEMBER 31, 2003    JUNE 30, 2003
                                                           ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................    $     27,093       $    184,856
Distributions from Net Investment Income.................         (28,332)          (184,856)
                                                             ------------       ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES......          (1,239)               -0-
                                                             ------------       ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold................................      29,711,793         63,758,963
Net Asset Value of Shares Issued Through Dividend
  Reinvestment...........................................          22,739            184,856
Cost of Shares Repurchased...............................     (32,961,144)       (71,127,120)
                                                             ------------       ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.......      (3,226,612)        (7,183,301)
                                                             ------------       ------------
TOTAL DECREASE IN NET ASSETS.............................      (3,227,851)        (7,183,301)
NET ASSETS:
Beginning of the Period..................................      31,984,003         39,167,304
                                                             ------------       ------------
End of the Period (Including accumulated undistributed
  net investment income of $0 and $1,239,
  respectively)..........................................    $ 28,756,152       $ 31,984,003
                                                             ============       ============

 8                                             See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                        SIX
                                       MONTHS
                                       ENDED                   YEAR ENDED JUNE 30,
                                    DECEMBER 31,    -----------------------------------------
                                        2003        2003     2002     2001     2000     1999
                                    ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................     $1.00        $1.00    $1.00    $1.00    $1.00    $1.00
                                       -----        -----    -----    -----    -----    -----
Net Investment Income.............       -0-***       .01      .01      .03      .03      .03
Less Distributions from Net
  Investment Income...............       -0-***       .01      .01      .03      .03      .03
                                       -----        -----    -----    -----    -----    -----
NET ASSET VALUE, END OF THE
  PERIOD..........................     $1.00        $1.00    $1.00    $1.00    $1.00    $1.00
                                       =====        =====    =====    =====    =====    =====

Total Return* (a).................     0.09%**      0.54%    0.94%    3.25%    2.88%    2.55%
Net Assets at End of the Period
  (In millions)...................     $28.8        $32.0    $39.2    $47.9    $36.3    $33.5
Ratio of Expenses to Average Net
  Assets* (b).....................      .83%         .78%     .93%     .82%     .88%     .84%
Ratio of Net Investment Income to
  Average Net Assets*.............      .17%         .54%     .95%    3.18%    2.84%    2.53%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets (b)...............     1.33%        1.28%    1.43%    1.32%    1.38%    1.34%
   Ratio of Net Investment Income/
     Loss to Average Net Assets...     (.33%)        .04%     .45%    2.68%    2.34%    2.03%

**  Non-Annualized

*** Amount represents less than $.01 per share.

(a) Assumes reinvestment of all distributions for the period and includes combined Rule 12b-1 fees and service fees of up to .25%.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% and .02% for the years ended June 30, 2002 and 2001, respectively.

See Notes to Financial Statements                                              9

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Tax Free Money Fund (the "Fund") is organized as a Delaware statutory trust. The Fund is an open-end, diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide investors with a high level of current income exempt from federal income taxes consistent with the preservation of capital and liquidity through investments in a diversified portfolio of municipal securities that will mature within twelve months of the date of purchase. The Fund commenced investment operations on November 5, 1986. Effective November 30, 2003, the Fund's investment adviser, Van Kampen Investment Advisory Corp. merged into its affiliate, Van Kampen Asset Management.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio investment is valued at cost, any discount is accreted and any premium is amortized on a straight-line basis to the maturity of the instrument.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Interest income is recorded on an accrual basis.

C. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

D. DISTRIBUTION OF INCOME AND GAINS The Fund declares dividends from net investment income daily and automatically reinvests such dividends daily. Net realized gains, if any, are distributed annually. Shareholders can elect to receive the cash equivalent of their daily dividends at each month end.

    As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $  193
Undistributed long-term capital gain........................   8,703

    The tax character of distributions paid during the year ended June 30, 2003 was as follows:

Distributions paid from:
  Ordinary income...........................................  $820

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003 (Unaudited)

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .500%
Next $500 million...........................................     .475%
Next $500 million...........................................     .425%
Over $1.5 billion...........................................     .375%

    For the six months ended December 31, 2003, the Adviser voluntarily waived $80,167 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

    For the six months ended December 31, 2003, the Fund recognized expenses of approximately $500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended December 31, 2003, the Fund recognized expenses of approximately $12,900 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended December 31, 2003, the Fund recognized expenses of approximately $17,600 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $102,318 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2003. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003 (Unaudited)

3. CAPITAL TRANSACTIONS

At December 31, 2003 and June 30, 2003, capital aggregated $28,757,050 and $31,983,662, respectively. Transactions in shares were as follows:

                                                           SIX MONTHS ENDED      YEAR ENDED
                                                           DECEMBER 31, 2003    JUNE 30, 2003
Beginning Shares.........................................      32,001,914         39,185,215
                                                              -----------        -----------
Shares Sold..............................................      29,711,793         63,758,963
Shares Issued Through Dividend Reinvestment..............          22,739            184,856
Shares Repurchased.......................................     (32,961,144)       (71,127,120)
                                                              -----------        -----------
Net Change in Shares Outstanding.........................      (3,226,612)        (7,183,301)
                                                              -----------        -----------
Ending Shares............................................      28,775,302         32,001,914
                                                              ===========        ===========

4. DISTRIBUTION AND SERVICE PLANS

The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts. Annual fees under the Plans of up to .25% of the Fund's average net assets are accrued daily. Included in these fees for the six months ended December 31, 2003, are payments retained by Van Kampen of approximately $7,300 and payments made to Morgan Stanley DW, Inc., an affiliate of the Adviser, of approximately $300.

5. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN TAX FREE MONEY FUND

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUSAN H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 188
                                                 TFMM SAR 2/04 13613B04-AP-2/04

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. [Reserved.]

Item 9. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Tax Free Money
             -------------------------

By: /s/ Ronald E. Robison
    -----------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    -----------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 18, 2004

By: /s/ John L. Sullivan
    -----------------------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: February 18, 2004